Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating Activities
Net Income	$ 708,000,000	$ 483,000,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	813,000,000	813,000,000
Deferred Income Taxes	525,000,000	212,000,000
Gain on Settlement with BOA and Enron	(51,000,000)	0
Settlement of Litigation with BOA and Enron	(211,000,000)	0
Carrying Costs Income	(32,000,000)	(33,000,000)
Allowance for Equity Funds Used During Construction	(43,000,000)	(43,000,000)
Mark-to-Market of Risk Management Contracts	61,000,000	4,000,000
Amortization of Nuclear Fuel	72,000,000	69,000,000
Property Taxes	62,000,000	54,000,000
Fuel Over/Under-Recovery, Net	(93,000,000)	(181,000,000)
Change in Other Noncurrent Assets	(11,000,000)	(21,000,000)
Change in Other Noncurrent Liabilities	83,000,000	65,000,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	53,000,000	(802,000,000)
Fuel, Materials and Supplies	146,000,000	71,000,000
Accounts Payable	(87,000,000)	(168,000,000)
Accrued Taxes, Net	(198,000,000)	(164,000,000)
Other Current Assets	(9,000,000)	66,000,000
Other Current Liabilities	(56,000,000)	157,000,000
Net Cash Flows from (Used for) Operating Activities	1,732,000,000	582,000,000
Investing Activities
Construction Expenditures	(1,113,000,000)	(1,104,000,000)
Change in Other Temporary Investments, Net	11,000,000	31,000,000
Purchases of Investment Securities	(645,000,000)	(838,000,000)
Sales of Investment Securities	712,000,000	849,000,000
Acquisitions of Nuclear Fuel	(93,000,000)	(41,000,000)
Acquisitions of Assets	(10,000,000)	(12,000,000)
Acquisition of Cushion Gas from BOA	(214,000,000)	0
Proceeds from Sales of Assets	94,000,000	147,000,000
Other Investing Activities	(22,000,000)	(24,000,000)
Net Cash Flows from (Used for) Investing Activities	(1,280,000,000)	(992,000,000)
Financing Activities
Issuance of Common Stock, Net	49,000,000	42,000,000
Issuance of Long-term Debt	1,074,000,000	1,161,000,000
Credit Facility Borrowings	357,000,000	50,000,000
Change in Short-term Debt, Net	566,000,000	1,345,000,000
Retirement of Long-term Debt	(1,263,000,000)	(1,341,000,000)
Credit Facility Repayments	(630,000,000)	(49,000,000)
Principal Payments for Capital Lease Obligations	(35,000,000)	(49,000,000)
Dividends Paid on Common Stock	(446,000,000)	(399,000,000)
Dividends Paid on Cumulative Preferred Stock	(1,000,000)	(1,000,000)
Other Financing Activities	0	(1,000,000)
Net Cash Flows from (Used for) Financing Activities	(329,000,000)	758,000,000
Net Increase (Decrease) in Cash and Cash Equivalents	123,000,000	348,000,000
Cash and Cash Equivalents at Beginning of Period	294,000,000	490,000,000
Cash and Cash Equivalents at End of Period	417,000,000	838,000,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	442,000,000	487,000,000
Net Cash Paid (Received) for Income Taxes	15,000,000	174,000,000
Noncash Acquisitions Under Capital Leases	28,000,000	176,000,000
Government Grants Included in Accounts Receivable at June 30,	6,000,000	0
Construction Expenditures Included in Current Liabilities at June 30,	292,000,000	205,000,000
Acquisition of Nuclear Fuel Included in Current Liabilities at June 30,	0	0
Appalachian Power Co [Member]
Operating Activities
Net Income	70,607,000	50,663,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	136,743,000	150,590,000
Deferred Income Taxes	127,525,000	32,037,000
Carrying Costs Income	(9,981,000)	(16,062,000)
Allowance for Equity Funds Used During Construction	(2,095,000)	(1,291,000)
Mark-to-Market of Risk Management Contracts	7,343,000	9,975,000
Fuel Over/Under-Recovery, Net	(21,132,000)	(32,329,000)
Change in Other Noncurrent Assets	11,361,000	42,141,000
Change in Other Noncurrent Liabilities	5,239,000	(5,225,000)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	84,748,000	75,903,000
Fuel, Materials and Supplies	85,449,000	69,469,000
Accounts Payable	(62,795,000)	(100,171,000)
Accrued Taxes, Net	(56,411,000)	(38,806,000)
Other Current Assets	6,281,000	5,421,000
Other Current Liabilities	3,316,000	9,857,000
Net Cash Flows from (Used for) Operating Activities	386,198,000	252,172,000
Investing Activities
Construction Expenditures	(191,125,000)	(254,663,000)
Change in Advances to Affiliates, Net	(162,787,000)	0
Other Investing Activities	7,832,000	2,492,000
Net Cash Flows from (Used for) Investing Activities	(346,080,000)	(252,171,000)
Financing Activities
Issuance of Long-term Debt	640,164,000	363,913,000
Change in Advances from Affiliates, Net	(128,331,000)	17,327,000
Retirement of Long-term Debt	(479,661,000)	(200,009,000)
Retirement of Long-term Debt - Affiliated	0	(100,000,000)
Retirement of Cumulative Preferred Stock	(8,000)	(4,000)
Principal Payments for Capital Lease Obligations	(3,720,000)	(3,600,000)
Dividends Paid on Common Stock	(67,500,000)	(78,000,000)
Dividends Paid on Cumulative Preferred Stock	(400,000)	(399,000)
Other Financing Activities	19,000	591,000
Net Cash Flows from (Used for) Financing Activities	(39,437,000)	(181,000)
Net Increase (Decrease) in Cash and Cash Equivalents	681,000	(180,000)
Cash and Cash Equivalents at Beginning of Period	951,000	2,006,000
Cash and Cash Equivalents at End of Period	1,632,000	1,826,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	100,127,000	103,271,000
Net Cash Paid (Received) for Income Taxes	(33,371,000)	30,259,000
Noncash Acquisitions Under Capital Leases	565,000	22,344,000
Government Grants Included in Accounts Receivable at June 30,	4,061,000	0
Construction Expenditures Included in Current Liabilities at June 30,	52,421,000	42,890,000
Columbus Southern Power Co [Member]
Operating Activities
Net Income	132,086,000	103,766,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	78,957,000	75,089,000
Deferred Income Taxes	58,594,000	19,833,000
Carrying Costs Income	(5,922,000)	(4,184,000)
Allowance for Equity Funds Used During Construction	(1,318,000)	(1,235,000)
Mark-to-Market of Risk Management Contracts	4,206,000	1,466,000
Property Taxes	57,078,000	48,526,000
Fuel Over/Under-Recovery, Net	(12,072,000)	32,120,000
Change in Other Noncurrent Assets	(24,713,000)	(17,051,000)
Change in Other Noncurrent Liabilities	8,023,000	(2,458,000)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	51,840,000	(17,458,000)
Fuel, Materials and Supplies	16,424,000	(3,512,000)
Accounts Payable	(19,262,000)	(12,744,000)
Accrued Taxes, Net	(107,239,000)	(89,647,000)
Other Current Assets	5,200,000	8,582,000
Other Current Liabilities	(34,703,000)	12,262,000
Net Cash Flows from (Used for) Operating Activities	213,101,000	157,539,000
Investing Activities
Construction Expenditures	(92,578,000)	(84,208,000)
Change in Other Cash Deposits	0	10,289,000
Change in Advances to Affiliates, Net	(17,121,000)	(57,069,000)
Acquisitions of Assets	(527,000)	(463,000)
Proceeds from Sales of Assets	6,280,000	3,410,000
Other Investing Activities	18,286,000	0
Net Cash Flows from (Used for) Investing Activities	(85,660,000)	(128,041,000)
Financing Activities
Issuance of Long-term Debt	0	149,443,000
Change in Advances from Affiliates, Net	0	(24,202,000)
Retirement of Long-term Debt - Affiliated	0	(100,000,000)
Principal Payments for Capital Lease Obligations	(1,674,000)	(2,237,000)
Dividends Paid on Common Stock	(125,000,000)	(52,500,000)
Other Financing Activities	19,000	95,000
Net Cash Flows from (Used for) Financing Activities	(126,655,000)	(29,401,000)
Net Increase (Decrease) in Cash and Cash Equivalents	786,000	97,000
Cash and Cash Equivalents at Beginning of Period	509,000	1,096,000
Cash and Cash Equivalents at End of Period	1,295,000	1,193,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	38,250,000	43,615,000
Net Cash Paid (Received) for Income Taxes	26,797,000	54,032,000
Noncash Acquisitions Under Capital Leases	580,000	9,196,000
Government Grants Included in Accounts Receivable at June 30,	2,000,000	0
Construction Expenditures Included in Current Liabilities at June 30,	8,811,000	14,594,000
Indiana Michigan Power Co [Member]
Operating Activities
Net Income	76,813,000	59,660,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	67,350,000	67,802,000
Deferred Income Taxes	42,561,000	23,213,000
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expense, Net	23,086,000	(16,103,000)
Allowance for Equity Funds Used During Construction	(7,440,000)	(9,002,000)
Mark-to-Market of Risk Management Contracts	6,183,000	(4,314,000)
Amortization of Nuclear Fuel	72,474,000	69,478,000
Fuel Over/Under-Recovery, Net	2,947,000	11,389,000
Change in Other Noncurrent Assets	4,433,000	7,224,000
Change in Other Noncurrent Liabilities	12,055,000	33,814,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	74,240,000	(2,965,000)
Fuel, Materials and Supplies	26,103,000	(26,832,000)
Accounts Payable	(76,440,000)	(31,079,000)
Accrued Taxes, Net	13,775,000	4,470,000
Received (Deferred) Cook Plant Fire Costs	0	61,906,000
Other Current Assets	(887,000)	(284,000)
Other Current Liabilities	(321,000)	20,087,000
Net Cash Flows from (Used for) Operating Activities	336,932,000	268,464,000
Investing Activities
Construction Expenditures	(133,064,000)	(160,797,000)
Change in Advances to Affiliates, Net	0	(12,503,000)
Purchases of Investment Securities	(492,162,000)	(617,059,000)
Sales of Investment Securities	464,688,000	592,263,000
Acquisitions of Nuclear Fuel	(93,230,000)	(41,357,000)
Other Investing Activities	17,125,000	(345,000)
Net Cash Flows from (Used for) Investing Activities	(236,643,000)	(239,798,000)
Financing Activities
Issuance of Long-term Debt	76,624,000	84,564,000
Change in Advances from Affiliates, Net	(18,232,000)	0
Retirement of Long-term Debt	(116,526,000)	(19,208,000)
Retirement of Long-term Debt - Affiliated	0	(25,000,000)
Principal Payments for Capital Lease Obligations	(4,317,000)	(17,669,000)
Dividends Paid on Common Stock	(37,500,000)	(51,500,000)
Dividends Paid on Cumulative Preferred Stock	(170,000)	(170,000)
Other Financing Activities	25,000	270,000
Net Cash Flows from (Used for) Financing Activities	(100,096,000)	(28,713,000)
Net Increase (Decrease) in Cash and Cash Equivalents	193,000	(47,000)
Cash and Cash Equivalents at Beginning of Period	361,000	779,000
Cash and Cash Equivalents at End of Period	554,000	732,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	47,401,000	50,759,000
Net Cash Paid (Received) for Income Taxes	(19,847,000)	8,092,000
Noncash Acquisitions Under Capital Leases	1,218,000	8,844,000
Construction Expenditures Included in Current Liabilities at June 30,	36,109,000	19,220,000
Acquisition of Nuclear Fuel Included in Current Liabilities at June 30,	0	123,000
Ohio Power Co [Member]
Operating Activities
Net Income	176,078,000	129,451,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	184,153,000	179,222,000
Deferred Income Taxes	57,132,000	72,638,000
Carrying Costs Income	(14,656,000)	(10,555,000)
Allowance for Equity Funds Used During Construction	(1,393,000)	(2,017,000)
Mark-to-Market of Risk Management Contracts	5,285,000	2,359,000
Property Taxes	50,997,000	48,578,000
Fuel Over/Under-Recovery, Net	(38,041,000)	(75,987,000)
Change in Other Noncurrent Assets	(35,326,000)	(7,571,000)
Change in Other Noncurrent Liabilities	16,911,000	(2,326,000)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	70,725,000	44,027,000
Fuel, Materials and Supplies	49,810,000	25,508,000
Accounts Payable	(51,175,000)	(23,991,000)
Accrued Taxes, Net	(49,177,000)	(71,199,000)
Other Current Assets	1,672,000	2,680,000
Other Current Liabilities	4,165,000	41,461,000
Net Cash Flows from (Used for) Operating Activities	427,160,000	352,278,000
Investing Activities
Construction Expenditures	(111,851,000)	(147,831,000)
Change in Advances to Affiliates, Net	(36,465,000)	265,601,000
Acquisitions of Assets	(1,187,000)	(2,113,000)
Proceeds from Sales of Assets	41,766,000	4,245,000
Other Investing Activities	1,208,000	(314,000)
Net Cash Flows from (Used for) Investing Activities	(106,529,000)	119,588,000
Financing Activities
Issuance of Long-term Debt	49,768,000	163,944,000
Retirement of Long-term Debt	(165,000,000)	(479,450,000)
Retirement of Cumulative Preferred Stock	(1,000)	0
Principal Payments for Capital Lease Obligations	(4,180,000)	(3,903,000)
Dividends Paid on Common Stock	(200,000,000)	(150,575,000)
Dividends Paid on Cumulative Preferred Stock	(366,000)	(366,000)
Other Financing Activities	(140,000)	(2,562,000)
Net Cash Flows from (Used for) Financing Activities	(319,919,000)	(472,912,000)
Net Increase (Decrease) in Cash and Cash Equivalents	712,000	(1,046,000)
Cash and Cash Equivalents at Beginning of Period	440,000	1,984,000
Cash and Cash Equivalents at End of Period	1,152,000	938,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	70,886,000	78,747,000
Net Cash Paid (Received) for Income Taxes	25,679,000	27,206,000
Noncash Acquisitions Under Capital Leases	422,000	23,489,000
Construction Expenditures Included in Current Liabilities at June 30,	17,908,000	10,567,000
Public Service Co Of Oklahoma [Member]
Operating Activities
Net Income	46,949,000	19,628,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	47,959,000	54,208,000
Deferred Income Taxes	33,821,000	33,402,000
Carrying Costs Income	(2,523,000)	(1,686,000)
Allowance for Equity Funds Used During Construction	(650,000)	(366,000)
Mark-to-Market of Risk Management Contracts	(292,000)	(2,448,000)
Property Taxes	(18,742,000)	(18,532,000)
Fuel Over/Under-Recovery, Net	(55,000)	(99,776,000)
Change in Other Noncurrent Assets	8,705,000	(13,891,000)
Change in Other Noncurrent Liabilities	21,377,000	2,900,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	32,603,000	(1,789,000)
Fuel, Materials and Supplies	(3,744,000)	(3,280,000)
Accounts Payable	29,830,000	37,817,000
Accrued Taxes, Net	16,468,000	4,838,000
Other Current Assets	(3,070,000)	2,760,000
Other Current Liabilities	10,048,000	(5,312,000)
Net Cash Flows from (Used for) Operating Activities	218,684,000	8,473,000
Investing Activities
Construction Expenditures	(65,343,000)	(107,213,000)
Change in Advances to Affiliates, Net	(110,000)	62,695,000
Other Investing Activities	760,000	(2,179,000)
Net Cash Flows from (Used for) Investing Activities	(64,693,000)	(46,697,000)
Financing Activities
Issuance of Long-term Debt	247,554,000	0
Change in Advances from Affiliates, Net	(91,382,000)	66,229,000
Retirement of Long-term Debt	(275,000,000)	0
Retirement of Cumulative Preferred Stock	0	(301,000)
Principal Payments for Capital Lease Obligations	(2,068,000)	(2,040,000)
Dividends Paid on Common Stock	(32,500,000)	(25,375,000)
Dividends Paid on Cumulative Preferred Stock	(98,000)	(103,000)
Other Financing Activities	6,000	107,000
Net Cash Flows from (Used for) Financing Activities	(153,488,000)	38,517,000
Net Increase (Decrease) in Cash and Cash Equivalents	503,000	293,000
Cash and Cash Equivalents at Beginning of Period	470,000	796,000
Cash and Cash Equivalents at End of Period	973,000	1,089,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	12,293,000	30,152,000
Net Cash Paid (Received) for Income Taxes	383,000	(8,073,000)
Noncash Acquisitions Under Capital Leases	415,000	13,434,000
Construction Expenditures Included in Current Liabilities at June 30,	8,319,000	13,534,000
Southwestern Electric Power Co [Member]
Operating Activities
Net Income	80,898,000	57,788,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	66,008,000	63,111,000
Deferred Income Taxes	23,562,000	(5,742,000)
Allowance for Equity Funds Used During Construction	(22,169,000)	(27,979,000)
Mark-to-Market of Risk Management Contracts	(1,863,000)	715,000
Property Taxes	(20,356,000)	(18,105,000)
Fuel Over/Under-Recovery, Net	(25,144,000)	(15,619,000)
Change in Other Noncurrent Assets	17,791,000	(11,364,000)
Change in Other Noncurrent Liabilities	27,255,000	17,928,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	9,062,000	(24,733,000)
Fuel, Materials and Supplies	(8,929,000)	20,096,000
Accounts Payable	37,823,000	(10,505,000)
Accrued Taxes, Net	24,753,000	32,339,000
Other Current Assets	(1,485,000)	(825,000)
Other Current Liabilities	2,657,000	3,704,000
Net Cash Flows from (Used for) Operating Activities	209,863,000	80,809,000
Investing Activities
Construction Expenditures	(237,834,000)	(176,107,000)
Change in Advances to Affiliates, Net	51,538,000	(193,437,000)
Other Investing Activities	(7,953,000)	(2,016,000)
Net Cash Flows from (Used for) Investing Activities	(194,249,000)	(371,560,000)
Financing Activities
Issuance of Long-term Debt	0	399,411,000
Credit Facility Borrowings	27,413,000	50,339,000
Retirement of Long-term Debt	0	(53,500,000)
Retirement of Long-term Debt - Affiliated	0	(50,000,000)
Retirement of Cumulative Preferred Stock	(1,000)	0
Credit Facility Repayments	(33,630,000)	(48,512,000)
Principal Payments for Capital Lease Obligations	(6,655,000)	(5,944,000)
Dividends Paid on Common Stock	(2,126,000)	(1,892,000)
Dividends Paid on Cumulative Preferred Stock	(114,000)	(114,000)
Other Financing Activities	74,000	864,000
Net Cash Flows from (Used for) Financing Activities	(15,039,000)	290,652,000
Net Increase (Decrease) in Cash and Cash Equivalents	575,000	(99,000)
Cash and Cash Equivalents at Beginning of Period	1,514,000	1,661,000
Cash and Cash Equivalents at End of Period	2,089,000	1,562,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	37,681,000	29,649,000
Net Cash Paid (Received) for Income Taxes	8,026,000	19,663,000
Noncash Acquisitions Under Capital Leases	4,378,000	380,000
Construction Expenditures Included in Current Liabilities at June 30,	$ 96,959,000	$ 85,870,000